UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2017

Date of reporting period:	1/31/2017

Item 1 –	Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  CLOSED-END FUNDS

Prudential Global Short Duration High Yield Fund, Inc.

SEMIANNUAL REPORT	JANUARY 31, 2017

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: High level of current income

Highlights

PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

•

The Fund benefited from strong security selection highlighted by positioning in the industrial, gaming/lodging/leisure, building materials & home construction and emerging market sovereign debt sectors.

•

Sector allocation hurt performance during the reporting period. Against the Bloomberg Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained (USD Hedged) Index (the Index), an overweight to the health care & pharmaceutical sector and an underweight to the upstream (exploration and production) energy sector were the largest detractors. The Fund’s overweight in the building materials & home construction sector also hurt performance.

•

The Fund’s underweights in the banking and emerging market sovereign debt sectors added value during the period. Overweight positions in the gaming/lodging/leisure, industrial and technology sectors also contributed to returns.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for Prudential Global Short Duration High Yield Fund, Inc. informative and useful. The report covers performance for the six-month period ended January 31, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Short Duration High Yield Fund, Inc.

March 16, 2017

Prudential Global Short Duration High Yield Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain more recent performance data by visiting our website at www.prudentialfunds.com.

Investment Objective

The Fund seeks to provide a high level of current income by investing primarily in higher-rated, below-investment-grade fixed income instruments of issuers located around the world, including emerging markets.* The Fund seeks to maintain a weighted average portfolio duration of three years or less and a weighted average maturity of five years or less.

*There can be no guarantee the Fund will achieve its objective. Higher-rated high yield bonds, commonly referred to as “junk bonds,” are below investment grade and are considered speculative. They are rated Ba, B by Moody’s Investors Service, Inc. (Moody’s); BB, B by Standard & Poor’s Ratings Services (S&P) and Fitch, Inc. (Fitch); or comparably rated by another nationally recognized statistical rating organization (NRSRO), or if unrated, are considered by PGIM Fixed Income to be of comparable quality.

Performance Snapshot as of 1/31/17
Price Per Share ($)	Total Return for Six Months Ended 1/31/17 (%)
16.59 (NAV)	3.81
15.09 (Market Price)	2.19

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Source: Prudential Investments LLC.

Key Fund Statistics as of 1/31/17
Duration	2.6 years	Average Maturity	3.4 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the Fund’s bonds.

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Credit Quality expressed as a percentage of total investments as of 1/31/17 (%)
BBB	8.3
BB	45.4
B	40.3
CCC	4.7
C	0.1
Not Rated	0.6
Cash/Cash Equivalents	0.7
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s, S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Yield and Dividends as of 1/31/17
Total Monthly Dividends Paid per Share for Period ($)	Current Monthly Dividend Paid per Share ($)	Yield at Market Price as of 1/31/17 (%)
0.61	0.10	7.95

Yield at Market Price is the annualized rate determined by dividing current monthly dividend paid per share by the market price per share as of January 31, 2017.

Prudential Global Short Duration High Yield Fund, Inc.	5

Strategy and Performance Overview

How did the Fund perform?

For the six-month reporting period that ended January 31, 2017, the Prudential Global Short Duration High Yield Fund returned 2.19% based on market price and 3.81% based on net asset value (NAV). For the same period, the Index returned 3.93%, and the Lipper Closed End High Yield Leveraged Funds Average returned 8.41%. All Fund returns reflect reinvestment of dividends.

What were conditions like in the short-term global high yield corporate bond market?

Global high yield bonds generated a positive total return during the six-month period, as commodities, particularly the metals & mining and energy sectors, continued their rebound from the underperformance they experienced in 2015. The par-weighted US high yield default rate ended January at 3.61%, which is within the historical average range of 3.5% to 4%. Excluding commodities, the default rate was just 0.8%.

The short duration, higher-quality sub-style of global high yield bonds, as measured by the Index, underperformed the US broad high yield market, returning 3.93% for the six-month period. Among the best sector performers were upstream and midstream energy, metals & mining and finance & insurance. The banking, emerging market sovereign debt and health care & pharmaceutical sectors struggled during the period.

Across the regional components of the broad global high yield universe, the US high yield corporate component, which has the largest exposure to energy, performed the best with a return of 6.1%. The European high yield corporate component also produced solid performance during the period, returning 4.8%. The emerging markets component lagged the other components, returning 3.8% over the period.

What worked?

•

The Fund benefited from strong security selection highlighted by positioning in the industrial, gaming/lodging/leisure, building materials & home construction and emerging market sovereign debt sectors.

•

Overweights to issuers in the industrial sector including Laureate Education, Unifrax and Grainger added to performance. Overweights to Scientific Games (gaming), Beazer Homes (building materials & home construction) and BMC Software (technology) also added to performance.

•

The Fund’s underweights in the banking and emerging market sovereign debt sectors added value during the period. Overweight positions in the gaming/lodging/leisure, industrial and technology sectors also contributed to returns.

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What didn’t work?

•

Sector allocation hurt performance, with an overweight to the health care & pharmaceutical sector and an underweight to the upstream (exploration and production) energy sector, the largest detractors. The Fund’s overweight in the building materials & home construction sector also hurt performance.

•	The Fund was hampered by security selection within the consumer non-cyclical, retailers & restaurants and paper & packaging sectors.

•

An overweight to Agrokor (consumer non-cyclical) was the largest detractor from performance at the issuer level. Overweights to Community Health Systems (health care) and Neiman Marcus (retailers) also limited results.

How did the Fund’s borrowing (leverage) strategy affect its performance?

•	The Fund’s use of leverage contributed positively to results as the returns of the securities purchased were in excess of the cost of borrowing.

•	As of January 31, 2017, the Fund had borrowed $285 million and was about 29.6% leveraged. During the reporting period, the average amount of leverage utilized by the Fund was about 29.5%.

Did the Fund have exposure to derivatives?

Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars. Changes in the value of non-dollar bonds due to currency fluctuations were offset by the derivative positions, so the use of foreign currency exchange contracts had a minimal effect on performance.

Current Outlook

PGIM Fixed Income has a positive long term outlook for high yield bonds, with demand for the asset class supported by a thirst for yield as interest rates are low due to low inflation and central bank support. Increased government spending could promote top line growth for certain companies and industries. Potential tax cuts under a Trump administration would help the bottom line of many corporations as well. Default rates outside of the energy and basic materials sectors should remain benign through 2018. However, many macro concerns could weigh on the market including uncertainty in China, the Middle East, Europe and the Fed. While pro-business, President Trump’s anti-globalization policies and his unpredictable positions should elevate risk premiums. Fiscal stimulus will likely increase the budget deficit, putting upward pressure on rates and also creating potential problems down the road.

Prudential Global Short Duration High Yield Fund, Inc.	7

Strategy and Performance Overview (continued)

Benchmark Definitions

Bloomberg Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index

The Bloomberg Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index is an unmanaged index which represents the performance of short duration higher-rated high yield bonds in the United States, developed markets, and emerging markets.

Source: Bloomberg Barclays.

Lipper Closed End High Yield Leveraged Funds Average

The Lipper Closed End High Yield Funds (Leveraged) Average (Lipper Average) represents returns based on an average return of 35 funds in the Lipper Closed-End High Yield Funds (Leveraged) category.

Investors cannot invest directly in an index or average.

Looking for additional information?

The Fund is traded under the symbol “GHY,” and its closing market price is available online on most financial websites and may be available in most newspapers under the New York Stock Exchange (NYSE) listings. The daily NAV is available online under the symbol “XGHYX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on www.prudentialfunds.com.

In a continuing effort to provide information concerning the Fund, shareholders may go to www.prudentialfunds.com or call 1 (800) 451-6788 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price, and other information.

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Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 138.8%

BANK LOANS(a) 9.3%

Building Materials & Construction 0.5%
Materis CHRYSO SA (France)	4.250%	08/13/21	EUR	3,000	$3,233,795

Chemicals 0.5%
MacDermid, Inc.	4.500	06/07/20		1,732	1,752,110
MacDermid, Inc.	5.000	06/07/23		1,330	1,343,803

					3,095,913

Construction Machinery 0.1%
Neff Rental LLC	7.250	06/09/21		1,046	1,042,509

Consumer 0.5%
Verisure Holding AB (Sweden)	3.250	10/21/22	EUR	3,000	3,297,503

Foods 1.0%
Agrokor DD Spv2 (Croatia), PIK	9.500	06/04/18	EUR	4,160	2,228,690
CEP (France)	4.628	09/30/20	EUR	4,000	4,357,156
Jacobs Douwe Egberts BV (Netherlands)	3.000	07/01/22	EUR	252	275,987

					6,861,833

Gaming 0.1%
Golden Nugget, Inc.	4.500	11/21/19		947	956,277

Healthcare-Services 0.5%
CHS/Community Health Systems, Inc.	4.180	12/31/18		725	715,138
Unilabs Diagnostics AB (Sweden)	4.250	10/11/21	EUR	2,300	2,520,883

					3,236,021

Home Builders 0.1%
Beazer Homes USA, Inc.(b)	6.750	03/11/18		393	388,929

Media & Entertainment 1.5%
Infinitas Learning BV (Netherlands)	4.750	02/05/23	EUR	6,000	6,547,588
LSC Communications, Inc.(b)	7.000	09/30/22		3,386	3,403,097

					9,950,685

Other Industry 0.9%
Laureate Education, Inc.	8.993	03/17/21		1,927	1,943,484
Webhelp (France)	5.500	03/16/23	EUR	4,000	4,388,190

					6,331,674

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	9

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Packaging 1.0%
Coveris Holdings SA (Luxembourg)	4.509%		05/08/19		1,691	$1,697,624
Jost World GmbH (Germany)	5.000		12/21/22	EUR	5,000	5,357,047

						7,054,671

Retail 0.5%
Euro Garages (United Kingdom)	5.867		01/30/23	GBP	2,500	3,131,251

Software 0.7%
BMC Software Finance, Inc.	5.000		09/10/20		5,008	4,993,514

Technology 1.4%
Dell Int’l LLC	2.998		12/31/18		5,250	5,251,313
First Data Corp.	3.997		03/24/21		1,198	1,203,393
Genesys Telecom Labs, Inc.	5.025		12/01/23		1,975	1,975,000
Lawson Software, Inc.	3.750		06/03/20		995	992,063

						9,421,769

TOTAL BANK LOANS (cost $66,643,117)						62,996,344

CORPORATE BONDS 82.5%

Aerospace & Defense 0.4%
Arconic, Inc., Sr. Unsec’d. Notes(c)	6.750		07/15/18		2,700	2,868,750

Airlines 1.4%
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates(c)	6.125		04/29/18		9,180	9,560,970

Auto Parts & Equipment 0.7%
American Axle & Manufacturing, Inc., Gtd. Notes(c)	5.125		02/15/19		1,000	1,007,500
Gtd. Notes(c)	7.750		11/15/19		3,422	3,781,310

						4,788,810

Building Materials 1.2%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(d)	5.125		02/15/21		800	836,000
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500		04/15/22		2,100	2,331,000
USG Corp., Sr. Unsec’d. Notes(c)	8.250	(a)	01/15/18		4,750	5,023,125

						8,190,125

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 2.0%
CF Industries, Inc., Gtd. Notes(c)	7.125%		05/01/20		2,575	$2,838,937
Chemtura Corp., Gtd. Notes(c)	5.750		07/15/21		1,865	1,939,600
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375		05/01/21		575	638,250
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(c)(d)	7.500		02/15/19		6,000	6,000,000
W.R. Grace & Co., Gtd. Notes, 144A(c)	5.125		10/01/21		2,200	2,307,250

						13,724,037

Coal 0.1%
CONSOL Energy, Inc., Gtd. Notes	5.875		04/15/22		450	435,375

Commercial Services 2.8%
Hertz Corp. (The), Gtd. Notes(c)	4.250		04/01/18		3,125	3,125,000
Gtd. Notes(c)	6.750		04/15/19		836	831,820
Hertz Holdings Netherlands BV, Gtd. Notes, 144A	4.125		10/15/21	EUR	1,400	1,443,299
Laureate Education, Inc., Gtd. Notes, 144A(c)	9.250	(a)	09/01/19		6,430	6,711,312
NES Rentals Holdings, Inc., Sec’d. Notes, 144A(d)	7.875		05/01/18		700	705,250
Service Corp. International, Sr. Unsec’d. Notes(c)	7.625		10/01/18		5,850	6,318,000

						19,134,681

Computers 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A(c)	5.875		06/15/21		3,800	4,008,480
EMC Corp., Sr. Unsec’d. Notes	2.650		06/01/20		1,665	1,614,497

						5,622,977

Distribution/Wholesale 0.5%
VWR Funding, Inc., Gtd. Notes, RegS(c)	4.625		04/15/22	EUR	3,000	3,334,053

Diversified Financial Services 2.3%
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250		08/15/21		1,025	1,094,188
Hexion 2 US Finance Corp., Sr. Sec’d. Notes, 144A	10.375		02/01/22		3,160	3,223,200
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A(c)	6.875		03/15/20		1,275	1,271,812
Navient Corp., Sr. Unsec’d. Notes, MTN(c)	8.450		06/15/18		5,675	6,041,605
Sr. Unsec’d. Notes	6.625		07/26/21		625	635,938
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(c)(d)	6.750		12/15/19		3,175	3,294,062

						15,560,805

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electric 5.2%
AES Corp. (The), Sr. Unsec’d. Notes(c)	7.375%	07/01/21		1,525	$1,715,625
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A(d)	5.125	06/15/21	EUR	2,800	3,187,348
DPL, Inc., Sr. Unsec’d. Notes(c)	6.750	10/01/19		4,648	4,740,960
Sr. Unsec’d. Notes(c)	7.250	10/15/21		1,825	1,900,738
Dynegy, Inc., Gtd. Notes(c)	6.750	11/01/19		4,300	4,412,875
Gtd. Notes(c)	7.375	11/01/22		7,150	7,060,625
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $1,666,875; purchased 09/09/15)(c)(d)(e)	7.875	06/15/17		1,750	1,356,250
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $3,368,250; purchased 05/08/15-09/11/15)(c)(d)(e)	9.500	10/15/18		3,375	2,565,000
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $522,438; purchased 12/08/15)(d)(e)	9.875	10/15/20		650	481,000
Mirant Mid Atlantic LLC, Series B, Pass-Through Trust, Pass-Through Certificates (original cost $1,706,045; purchased 01/15/13-02/26/16)(c)(d)(e)	9.125	06/30/17		1,735	1,548,712
NRG Energy, Inc., Gtd. Notes(c)	7.625	01/15/18		5,734	5,999,197
Gtd. Notes	7.875	05/15/21		106	109,975
NRG REMA LLC, Series B, Pass-Through Certificates(c)(d)	9.237	07/02/17		193	161,802

					35,240,107

Entertainment 7.2%
CCM Merger, Inc., Gtd. Notes, 144A(c)(d)	9.125	05/01/19		2,679	2,773,247
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(c)	5.250	03/15/21		2,703	2,785,239
Churchill Downs, Inc., Gtd. Notes(c)	5.375	12/15/21		5,767	5,983,262
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.375	04/15/21		1,625	1,690,000
Gtd. Notes(c)	4.875	11/01/20		4,100	4,305,000
Greektown Holdings LLC/Greektown Mothership Corp., Sec’d. Notes, 144A(c)	8.875	03/15/19		3,225	3,378,187
International Game Technology PLC, Sr. Sec’d. Notes, 144A(c)	6.250	02/15/22		3,025	3,223,501
Isle of Capri Casinos, Inc., Gtd. Notes(c)	5.875	03/15/21		3,000	3,101,400
Gtd. Notes(c)	8.875	06/15/20		7,775	8,115,156
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		550	565,813
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(c)(d)	5.000	08/01/18		4,650	4,690,687
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22		675	696,938

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Scientific Games Corp., Gtd. Notes(c)	8.125%	09/15/18	6,550	$6,582,750
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21	1,300	1,196,000

				49,087,180

Environmental Control 0.4%
Clean Harbors, Inc., Gtd. Notes	5.125	06/01/21	1,800	1,845,360
Gtd. Notes(c)	5.250	08/01/20	950	974,463

				2,819,823

Foods 1.4%
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A(c)	9.000	11/01/19	4,250	4,459,100
Smithfield Foods, Inc., Gtd. Notes	7.750	07/01/17	1,507	1,545,127
Gtd. Notes, 144A	5.875	08/01/21	1,500	1,565,865
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	6.750	06/01/21	2,225	2,219,438

				9,789,530

Gas 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500	11/01/23	1,175	1,236,688

Hand/Machine Tools 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(d)	7.000	02/01/21	1,025	948,125

Healthcare-Products 0.5%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875	04/15/20	3,325	3,275,125

Healthcare-Services 7.2%
Centene Corp., Sr. Unsec’d. Notes(c)	5.625	02/15/21	2,875	3,018,175
CHS/Community Health Systems, Inc., Gtd. Notes	7.125	07/15/20	350	287,000
Gtd. Notes(c)	8.000	11/15/19	10,908	9,708,120
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	2,000	2,145,000
HCA, Inc., Gtd. Notes(c)	8.000	10/01/18	2,050	2,234,500
Sr. Sec’d. Notes(c)	3.750	03/15/19	1,300	1,322,750
Sr. Sec’d. Notes(c)	6.500	02/15/20	1,000	1,092,500
Kindred Healthcare, Inc., Gtd. Notes(c)	8.000	01/15/20	6,950	6,845,750
LifePoint Health, Inc., Gtd. Notes(c)	5.500	12/01/21	2,750	2,818,750
Select Medical Corp., Gtd. Notes(c)	6.375	06/01/21	3,000	2,970,000
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875	04/15/21	1,450	1,569,625
Tenet Healthcare Corp., Sec’d. Notes, 144A	7.500	01/01/22	175	187,688

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes(c)	4.750%		06/01/20	1,825	$1,852,375
Sr. Unsec’d. Notes(c)	5.000	(a)	03/01/19	8,675	8,534,031
Sr. Unsec’d. Notes	6.750		02/01/20	1,100	1,091,750
Sr. Unsec’d. Notes	8.000		08/01/20	1,250	1,257,812
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750		08/01/22	1,600	1,610,000

					48,545,826

Home Builders 8.0%
Beazer Homes USA, Inc., Gtd. Notes(c)	5.750		06/15/19	3,825	3,978,000
Gtd. Notes, 144A(c)	8.750		03/15/22	2,725	2,963,438
CalAtlantic Group, Inc., Gtd. Notes(c)	8.375		05/15/18	7,750	8,311,875
KB Home, Gtd. Notes(c)	4.750		05/15/19	3,950	4,033,937
Gtd. Notes(c)	7.250		06/15/18	3,500	3,710,000
Lennar Corp., Gtd. Notes(c)	4.500		06/15/19	3,125	3,240,625
Gtd. Notes(c)	4.500		11/15/19	5,000	5,187,500
M/I Homes, Inc., Gtd. Notes(c)	6.750		01/15/21	2,500	2,615,800
Meritage Homes Corp., Gtd. Notes(c)	4.500		03/01/18	3,161	3,208,415
Gtd. Notes	7.000		04/01/22	800	880,000
PulteGroup, Inc., Gtd. Notes(c)	4.250		03/01/21	2,275	2,337,563
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(c)	5.250		04/15/21	4,100	4,211,471
TRI Pointe Group, Inc., Gtd. Notes(c)	4.875		07/01/21	2,900	2,972,500
WCI Communities, Inc., Gtd. Notes(c)	6.875		08/15/21	5,045	5,309,862
William Lyon Homes, Inc., Gtd. Notes	5.750		04/15/19	1,500	1,515,000

					54,475,986

Leisure Time 0.8%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.625		11/15/20	2,100	2,147,250
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250		03/15/18	1,650	1,744,875
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(d)	8.500		10/15/22	1,750	1,839,687

					5,731,812

Lodging 4.4%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, Sr. Sec’d. Notes(c)	8.000	(a)	10/01/20	7,095	7,405,406
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(c)	8.500		12/01/21	2,850	3,056,625
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250		11/15/22	1,175	1,245,500
Sr. Sec’d. Notes, 144A	6.750		11/15/21	1,375	1,405,938

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging (cont’d.)
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	500	$557,500
Gtd. Notes(c)	8.625	02/01/19	7,500	8,325,000
Station Casinos LLC, Gtd. Notes(c)	7.500	03/01/21	4,750	4,940,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(d)	6.375	06/01/21	2,950	2,972,744

				29,908,713

Machinery-Diversified 1.4%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(c)(d)	8.750	12/15/19	1,675	1,752,469
CNH Industrial Capital LLC, Gtd. Notes(c)	4.375	11/06/20	2,775	2,875,593
Zebra Technologies Corp., Sr. Unsec’d. Notes(c)	7.250	10/15/22	4,250	4,579,375

				9,207,437

Media 8.4%
Cablevision Systems Corp., Sr. Unsec’d. Notes(c)	7.750	04/15/18	1,465	1,541,913
Sr. Unsec’d. Notes(c)	8.625	09/15/17	7,381	7,653,211
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(c)	5.250	09/30/22	1,800	1,863,396
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	12/15/21	830	840,375
Sr. Unsec’d. Notes, 144A(c)	6.375	09/15/20	13,785	14,164,087
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500	11/15/22	1,250	1,261,250
Series A, Gtd. Notes	7.625	03/15/20	410	398,725
Series B, Gtd. Notes	7.625	03/15/20	795	796,988
DISH DBS Corp., Gtd. Notes(c)	5.125	05/01/20	6,275	6,447,562
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes(c)	5.500	04/15/21	4,385	4,500,106
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(c)	6.250	08/01/21	2,590	2,696,838
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125	02/15/22	1,260	1,306,620
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(c)	4.500	10/01/20	1,500	1,533,750
Sinclair Television Group, Inc., Gtd. Notes	5.375	04/01/21	1,500	1,541,250
Gtd. Notes	6.125	10/01/22	270	282,320

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Media (cont’d.)
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(c)(d)	6.750%	09/15/22		9,560	$10,026,050

					56,854,441

Metal Fabricate & Hardware 0.1%
Grinding Media, Inc./MC Grinding Media Canada, Inc., Sr. Sec’d. Notes, 144A	7.375	12/15/23		700	739,375

Mining 2.1%
Freeport-McMoRan, Inc., Gtd. Notes(c)	2.300	11/14/17		8,685	8,674,144
Gtd. Notes, 144A	6.500	11/15/20		2,250	2,306,250
Gtd. Notes, 144A	6.625	05/01/21		1,340	1,366,800
International Wire Group, Inc., Sec’d. Notes, 144A(c)(d)	10.750	08/01/21		1,800	1,728,000

					14,075,194

Oil & Gas 2.5%
Antero Resources Corp., Gtd. Notes	5.375	11/01/21		675	692,719
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(c)	10.750	02/15/20		2,550	2,724,165
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000	08/15/21		1,922	2,013,295
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Gtd. Notes, 144A	7.875	07/15/21		2,325	2,487,750
RSP Permian, Inc., Gtd. Notes	6.625	10/01/22		1,675	1,769,218
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	08/01/20		1,050	1,073,625
Gtd. Notes(c)	6.250	04/15/21		3,300	3,383,523
Western Refining, Inc., Gtd. Notes	6.250	04/01/21		1,072	1,113,540
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	7.500	08/01/20		1,825	1,980,125

					17,237,960

Oil & Gas Services 0.3%
PHI, Inc., Gtd. Notes	5.250	03/15/19		425	409,062
SESI LLC, Gtd. Notes	6.375	05/01/19		1,425	1,430,344

					1,839,406

Packaging & Containers 3.1%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250	04/15/19		3,856	3,944,688
Ball Corp., Gtd. Notes	3.500	12/15/20	EUR	1,050	1,252,496
Greif, Inc., Sr. Unsec’d. Notes	6.750	02/01/17		865	865,000
Sr. Unsec’d. Notes(c)	7.750	08/01/19		6,550	7,262,313

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(c)	9.500%		08/15/19	3,600	$3,104,640
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(c)(d)	6.500		10/01/21	3,025	3,157,344
Sealed Air Corp., Gtd. Notes, 144A(c)	6.500		12/01/20	1,260	1,419,075

					21,005,556

Pharmaceuticals 1.9%
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250	(a)	01/15/22	1,250	1,131,250
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A(c)(d)	7.625		05/15/21	3,350	3,509,125
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	7.000		10/01/20	5,375	4,864,375
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	7.500		07/15/21	3,900	3,388,125

					12,892,875

Pipelines 1.7%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(c)(d)	5.625		04/15/20	2,445	2,591,700
Sr. Unsec’d. Notes, 144A(c)(d)	6.000		01/15/19	2,850	3,013,875
Sr. Unsec’d. Notes, 144A(c)(d)	6.850		07/15/18	2,050	2,178,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(c)	6.125		10/15/21	3,425	3,583,406

					11,367,106

Real Estate 0.4%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875		10/15/21	825	855,938
Realogy Group LLC /Realogy Co-issuer Corp., Gtd. Notes, 144A(c)	5.250		12/01/21	1,725	1,776,750

					2,632,688

Real Estate Investment Trusts (REITs) 1.2%
DuPont Fabros Technology LP, Gtd. Notes(c)	5.875		09/15/21	2,480	2,591,600
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(c)	6.375		02/15/22	1,475	1,526,625
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000		04/15/21	1,150	1,173,000

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	17

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(c)	5.500%	02/01/21	2,630	$2,722,050

				8,013,275

Retail 3.4%
Dollar Tree, Inc., Gtd. Notes	5.250	03/01/20	850	873,375
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	8.625	06/15/20	1,800	1,782,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(c)	8.625	06/15/20	1,000	990,000
L Brands, Inc., Gtd. Notes	6.625	04/01/21	500	548,750
Gtd. Notes(c)	8.500	06/15/19	1,150	1,294,831
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000	07/01/22	1,150	1,078,125
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(c)	8.000	10/15/21	3,285	2,028,487
PetSmart, Inc., Sr. Unsec’d. Notes, 144A	7.125	03/15/23	725	712,313
Rite Aid Corp., Gtd. Notes, 144A(c)	6.125	04/01/23	5,175	5,388,469
Ruby Tuesday, Inc., Gtd. Notes	7.625	05/15/20	1,525	1,464,000
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(c)	5.750	06/01/22	3,571	3,694,199
Tops Holding LLC/Tops Markets II Corp., 144A(d)	8.000	06/15/22	500	400,000
Yum! Brands, Inc., Sr. Unsec’d. Notes(c)	3.875	11/01/20	2,500	2,568,750

				22,823,299

Software 1.7%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21	1,100	1,061,500
BMC Software, Inc., Sr. Unsec’d. Notes	7.250	06/01/18	1,500	1,515,000
Change Healthcare Holdings, Inc., Gtd. Notes	11.000	12/31/19	3,700	3,811,000
First Data Corp., Sr. Sec’d. Notes, 144A	6.750	11/01/20	371	383,521
Infor US, Inc., Sr. Sec’d. Notes, 144A(c)(d)	5.750	08/15/20	3,552	3,694,080
Nuance Communications, Inc., Gtd. Notes, 144A(c)	5.375	08/15/20	1,203	1,233,075

				11,698,176

Telecommunications 6.2%
Anixter, Inc., Gtd. Notes(c)	5.625	05/01/19	1,000	1,050,825
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21	2,895	2,970,994
Sr. Sec’d. Notes, 144A(c)	4.375	06/15/20	1,575	1,618,313
Frontier Communications Corp., Sr. Unsec’d. Notes	6.250	09/15/21	525	490,875
Sr. Unsec’d. Notes(c)	8.125	10/01/18	1,500	1,619,070
Sr. Unsec’d. Notes	9.250	07/01/21	1,145	1,195,094
Level 3 Financing, Inc., Gtd. Notes(c)	6.125	01/15/21	4,810	4,972,337
Qwest Capital Funding, Inc., Gtd. Notes(c)	6.500	11/15/18	4,000	4,248,000
Sprint Communications Inc, Gtd. Notes, 144A(d)	7.000	03/01/20	2,095	2,275,694

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Communications, Inc., Sr. Unsec’d. Notes(c)(d)	8.375%	08/15/17	5,850	$6,032,812
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, First Lien, 144A	3.360	03/20/23	2,650	2,653,312
T-Mobile USA, Inc., Gtd. Notes(c)	6.250	04/01/21	3,733	3,868,135
Gtd. Notes	6.464	04/28/19	1,251	1,270,391
Gtd. Notes(c)	6.542	04/28/20	1,375	1,414,531
Gtd. Notes(c)	6.731	04/28/22	3,000	3,120,000
West Corp., Sr. Sec’d. Notes, 144A(c)	4.750	07/15/21	3,110	3,179,975

				41,980,358

Textiles 0.4%
Springs Industries, Inc., Sr. Sec’d. Notes(c)	6.250	06/01/21	2,665	2,758,275

Transportation 0.1%
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22	525	547,313

TOTAL CORPORATE BONDS (cost $556,271,662)				559,952,232

FOREIGN BONDS 46.9%

Argentina 1.6%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes, 144A	6.250	04/22/19	3,000	3,169,500
Cablevision SA, Sr. Unsec’d. Notes, 144A	6.500	06/15/21	2,286	2,354,580
YPF SA, Sr. Unsec’d. Notes, 144A	8.875	12/19/18	4,330	4,753,474
Sr. Unsec’d. Notes, RegS	8.875	12/19/18	400	439,120

				10,716,674

Australia 1.0%
Bluescope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Gtd. Notes, 144A(c)	6.500	05/15/21	2,435	2,578,056
FMG Resources Pty Ltd., Sr. Sec’d. Notes, 144A(c)	9.750	03/01/22	3,605	4,181,800

				6,759,856

Barbados 0.9%
Columbus Cable Barbados Ltd., Gtd. Notes, 144A(d)	7.375	03/30/21	4,550	4,834,375
Gtd. Notes, RegS(d)	7.375	03/30/21	1,000	1,062,500

				5,896,875

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	19

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN BONDS (Continued)

Brazil 3.8%
Braskem Finance Ltd., Gtd. Notes, 144A	5.750%	04/15/21	3,000	$3,165,000
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR 1,400	1,556,738
JBS Investments GmbH, Gtd. Notes, 144A(c)	7.750	10/28/20	6,000	6,345,000
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A(d)	7.250	06/01/21	1,689	1,744,737
Gtd. Notes, 144A(d)	8.250	02/01/20	1,000	1,025,000
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250	02/10/22	3,325	3,541,125
Petrobras Global Finance BV, Gtd. Notes(c)	8.375	05/23/21	7,575	8,446,125

				25,823,725

Canada 6.5%
Alamos Gold, Inc., Sec’d. Notes, 144A	7.750	04/01/20	586	610,905
BC ULC/New Red Finance, Inc., Sec’d. Notes, 144A	6.000	04/01/22	1,400	1,458,688
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(c)	4.750	04/15/19	1,525	1,551,688
Sr. Unsec’d. Notes, 144A(c)	8.750	12/01/21	2,900	3,135,625
Brookfield Residential Properties, Inc., Gtd. Notes, 144A(c)	6.500	12/15/20	3,025	3,115,750
Cogeco Communications, Inc., Gtd. Notes, 144A	4.875	05/01/20	500	515,000
Concordia International Corp., Sr. Sec’d. Notes, 144A	9.000	04/01/22	1,375	1,167,031
Cott Beverages, Inc., Gtd. Notes(c)	6.750	01/01/20	4,500	4,664,250
Eldorado Gold Corp., Gtd. Notes, 144A	6.125	12/15/20	745	761,763
First Quantum Minerals Ltd., Gtd. Notes, 144A	6.750	02/15/20	375	384,611
Gtd. Notes, 144A	7.250	10/15/19	1,110	1,146,075
Kinross Gold Corp., Gtd. Notes(c)	5.125	09/01/21	2,100	2,184,000
Lundin Mining Corp., Sr. Sec’d. Notes, 144A(c)	7.500	11/01/20	4,675	4,957,463
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A(d)	6.875	12/15/23	875	901,250
Mercer International, Inc., Gtd. Notes(c)	7.000	12/01/19	2,223	2,303,584
New Gold, Inc., Gtd. Notes, 144A	6.250	11/15/22	2,370	2,375,925
Teck Resources Ltd., Gtd. Notes, 144A(c)	8.000	06/01/21	6,985	7,700,962
Gtd. Notes(c)	3.000	03/01/19	4,820	4,844,100
Gtd. Notes	4.500	01/15/21	650	661,375

				44,440,045

Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	7.500	05/06/21	1,405	1,545,500

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

France 3.3%
3AB Optique Developpement SAS, Sr. Sec’d. Notes, RegS	5.625%		04/15/19	EUR	1,200	$1,311,884
Cerba European Lab SAS, Sr. Sec’d. Notes, RegS(d)	7.000		02/01/20	EUR	1,700	1,875,629
Dry Mix Solutions Investissements SAS, Sr. Sec’d. Notes, 144A(c)	3.934	(a)	06/15/21	EUR	3,500	3,787,715
Sr. Sec’d. Notes, RegS	3.934	(a)	06/15/21	EUR	500	541,102
Holding Medi-Partenaires SAS, Sr. Sec’d. Notes, RegS(c)(d)	7.000		05/15/20	EUR	3,000	3,408,733
HomeVi SAS, Sr. Sec’d. Notes, RegS(c)	6.875		08/15/21	EUR	2,200	2,523,534
Picard Groupe SAS, Sr. Sec’d. Notes, 144A	4.250	(a)	08/01/19	EUR	775	844,834
Rexel SA, Sr. Unsec’d. Notes, 144A	5.250		06/15/20		297	306,281
SFR Group SA, Sr. Sec’d. Notes, 144A(c)	6.000		05/15/22		2,000	2,057,500
THOM Europe SAS, Sr. Sec’d. Notes, 144A(c)	7.375		07/15/19	EUR	3,300	3,723,566
Verallia Packaging SASU, Sr. Sec’d. Notes, 144A	5.125		08/01/22	EUR	2,000	2,291,251

						22,672,029

Germany 2.9%
BMBG Bond Finance SCA, First Lien, 144A	3.000		06/15/21	EUR	2,000	2,243,757
CeramTec Group GmbH, Gtd. Notes, RegS(d)	8.250		08/15/21	EUR	1,500	1,727,344
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, PIK, 144A(c)	2.750		09/15/21	EUR	8,500	9,428,132
Sr. Sec’d. Notes, PIK, 144A(c)	4.125		09/15/21		2,675	2,692,254
Techem GmbH, Sr. Sec’d. Notes, RegS(c)	6.125		10/01/19	EUR	3,000	3,345,154

						19,436,641

India 0.2%
HT Global IT Solutions Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000		07/14/21		1,375	1,418,625

Indonesia 0.2%
TBG Global Pte Ltd., Gtd. Notes, 144A	4.625		04/03/18		800	808,400
Gtd. Notes, RegS	4.625		04/03/18		500	505,250

						1,313,650

Ireland 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A	6.250		01/31/19		950	967,575
Gtd. Notes, 144A	6.750		01/31/21		1,950	2,015,813

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	21

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Ireland (cont’d.)
eircom Finance DAC, Sr. Sec’d. Notes, 144A	4.500%		05/31/22	EUR	1,000	$1,125,491
Smurfit Kappa Acquisitions, Gtd. Notes, 144A	4.875		09/15/18		4,038	4,159,140

						8,268,019

Italy 2.3%
Manutencoop Facility Management SpA, Sr. Sec’d. Notes, RegS	8.500		08/01/20	EUR	1,900	2,127,975
Telecom Italia Capital SA, Gtd. Notes	6.999		06/04/18		4,045	4,297,813
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	6.375		06/24/19	GBP	1,000	1,369,785
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A	3.673	(a)	07/15/20	EUR	2,000	2,167,108
Sr. Sec’d. Notes, 144A	6.500		04/30/20		5,600	5,810,000

						15,772,681

Jamaica 0.3%
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A	8.250		09/30/20		500	443,125
Sr. Unsec’d. Notes, RegS	8.250		09/30/20		950	841,938
Digicel Ltd., Sr. Unsec’d. Notes, 144A	6.000		04/15/21		400	372,920
Sr. Unsec’d. Notes, RegS	6.000		04/15/21		500	466,150

						2,124,133

Lebanon 0.5%
Lebanon Government International Bond, Sr. Unsec’d. Notes, GMTN, RegS	5.450		11/28/19		805	800,685
Sr. Unsec’d. Notes, GMTN, RegS	6.000		05/20/19		500	504,880
Sr. Unsec’d. Notes, EMTN, RegS	6.100		10/04/22		2,000	1,979,360

						3,284,925

Luxembourg 3.7%
ArcelorMittal, Sr. Unsec’d. Notes	6.125		06/01/18		4,750	4,981,562
Sr. Unsec’d. Notes	10.850	(a)	06/01/19		2,230	2,617,463
B&M European Value Retail SA, 144A, MTN	4.125		02/01/22	GBP	425	544,730
Coveris Holdings SA, Gtd. Notes, 144A	7.875		11/01/19		5,000	5,025,000
Galapagos SA, Sr. Sec’d. Notes, 144A(d)	4.434	(a)	06/15/21	EUR	3,146	3,292,088
Intelsat Jackson Holdings SA, Gtd. Notes	7.250		04/01/19		1,894	1,627,656
Gtd. Notes	7.250		10/15/20		135	105,975
Interoute Finco PLC, Sr. Sec’d. Notes, 144A(c)	7.375		10/15/20	EUR	1,275	1,475,881
Sr. Sec’d. Notes, RegS	7.375		10/15/20	EUR	1,480	1,713,180

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Luxembourg (cont’d.)
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	6.625%	10/15/21		520	$543,400
Sr. Unsec’d. Notes, RegS	6.625	10/15/21		1,040	1,086,800
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes, RegS	5.250	06/15/21	EUR	1,000	1,117,288
Trionista TopCo GmbH, Sec’d. Notes, RegS	6.875	04/30/21	EUR	1,000	1,133,481

					25,264,504

Macau 0.2%
Wynn Macau Ltd., Sr. Unsec’d. Notes, 144A	5.250	10/15/21		1,525	1,556,461

Mexico 1.7%
Cemex Finance LLC, First Lien, RegS(c)	9.375	10/12/22		4,195	4,567,097
Sr. Sec’d. Notes, 144A(c)	9.375	10/12/22		4,415	4,806,610
Nemak SAB De CV, Sr. Unsec’d. NotesSr. Unsec’d. Notes, RegS	5.500	02/28/23		400	393,480
Sr. Unsec’d. Notes, 144A	5.500	02/28/23		1,500	1,475,550

					11,242,737

Netherlands 2.9%
InterXion Holding NV, Sr. Sec’d. Notes, RegS(c)	6.000	07/15/20	EUR	2,500	2,823,582
Lincoln Finance Ltd., Sr. Sec’d. Notes, 144A	6.875	04/15/21	EUR	1,875	2,180,939
NXP BV/NXP Funding LLC, Gtd. Notes, 144A	3.750	06/01/18		100	101,750
Gtd. Notes, 144A(c)	4.125	06/01/21		3,215	3,319,166
Gtd. Notes, 144A(c)	4.125	06/15/20		3,375	3,493,125
Gtd. Notes, 144A	5.750	03/15/23		1,200	1,263,000
Sr. Unsec’d. Notes, 144A(c)	3.875	09/01/22		3,325	3,379,031
United Group BV, First Lien, 144A(c)	7.875	11/15/20	EUR	2,500	2,825,741

					19,386,334

New Zealand 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(c)	5.750	10/15/20		2,759	2,840,611

Norway 0.7%
Lock AS, Sr. Sec’d. Notes, RegS	5.500 (a)	08/15/20	EUR	500	541,977
Sr. Sec’d. Notes, RegS	7.000	08/15/21	EUR	2,000	2,293,949
Silk Bidco AS, Sr. Sec’d. Notes, RegS	7.500	02/01/22	EUR	1,700	1,959,436

					4,795,362

Poland 0.4%
Play Finance 2 SA, Sr. Sec’d. Notes, RegS	5.250%	02/01/19	EUR	2,550	2,789,901

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	23

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Russia 3.0%
EuroChem Mineral & Chemical Co OJSC via EuroChem Global Investments Ltd., Sr. Unsec’d. Notes, 144A	3.800%	04/12/20		2,000	$1,994,200
Evraz Group SA, Sr. Unsec’d. Notes, RegS	6.500	04/22/20		1,000	1,061,250
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN, RegS	3.600	02/26/21	EUR	2,000	2,292,870
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		3,500	3,602,914
Sr. Unsec’d. Notes, RegS	4.950	07/19/22		645	663,965
Sr. Unsec’d. Notes, RegS	6.510	03/07/22		1,470	1,613,325
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	3.500	01/16/19		1,400	1,430,100
Sberbank of Russia Via SB Capital SA, Sr. Unsec’d. Notes, EMTN, RegS	5.400	03/24/17		1,000	1,004,000
Sr. Unsec’d. Notes, RegS	5.717	06/16/21		500	535,130
Severstal OAO Via Steel Capital SA, Sr. Unsec’d. Notes, MTN, RegS	4.450	03/19/18		1,500	1,529,886
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	9.125	04/30/18		2,200	2,365,158
Sr. Unsec’d. Notes, RegS	9.125	04/30/18		2,175	2,338,282

					20,431,080

Spain 1.0%
Grupo Antolin Dutch BV, Sr. Sec’d. Notes, RegS(c)	4.750	04/01/21	EUR	3,000	3,332,077
NH Hotel Group SA, Sr. Sec’d. Notes, RegS(c)(d)	6.875	11/15/19	EUR	3,000	3,515,410

					6,847,487

Sweden 0.1%
Verisure Holding AB, First Lien, 144A	6.000	11/01/22	EUR	500	588,044

Turkey 0.4%
Turkey Government International Bond, Sr. Unsec’d. Notes	5.125	03/25/22		1,500	1,494,675
Turkiye Is Bankasi, Sr. Unsec’d. Notes, RegS	3.750	10/10/18		1,000	990,000

					2,484,675

United Kingdom 7.5%
Alliance Automotive Finance PLC, Sr. Sec’d. Notes, RegS	6.250	12/01/21	EUR	400	460,405
Bakkavor Finance 2 PLC, Sr. Sec’d. Notes, RegS(c)	8.750	06/15/20	GBP	2,000	2,690,921
Boparan Finance PLC, Sr. Sec’d. Notes, RegS	5.500	07/15/21	GBP	1,800	2,214,002

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

United Kingdom (cont’d.)
Fiat Chrysler Automobiles NV, Sr. Unsec’d. Notes(c)	4.500%		04/15/20		1,275	$1,303,815
Grainger PLC, Sr. Sec’d. Notes, RegS	5.000		12/16/20	GBP	4,565	6,313,880
Heathrow Finance PLC, Sr. Sec’d. Notes, EMTN, RegS	5.375		09/02/19	GBP	700	959,611
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A	4.607	(a)	07/15/20	GBP	1,074	1,337,612
Innovia Group Finance PLC, Sr. Sec’d. Notes, 144A	4.684	(a)	03/31/20	EUR	1,556	1,684,233
Inovyn Finance PLC, Sr. Sec’d. Notes, 144A	6.250		05/15/21	EUR	600	687,861
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A(c)	4.250		11/15/19		1,850	1,911,975
Jerrold Finco PLC, First Lien, 144A	6.250		09/15/21	GBP	1,850	2,399,454
Kelda Finance No. 3 PLC, Sr. Sec’d. Notes, RegS(c)	5.750		02/17/20	GBP	1,370	1,893,251
Melton Renewable Energy UK PLC, Sr. Sec’d. Notes, RegS	6.750		02/01/20	GBP	2,400	3,110,994
Moy Park BondCo PLC, Gtd. Notes, RegS	6.250		05/29/21	GBP	1,615	2,107,864
Nemean Bondco PLC, Sec’d. Notes, 144A	6.871		02/01/23	GBP	1,250	1,521,399
Sr. Sec’d. Notes, 144A	7.375		02/01/24	GBP	2,500	3,066,385
Noble Holding International Ltd., Gtd. Notes	7.750		01/15/24		1,125	1,117,969
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A(c)	5.750		04/15/19	GBP	3,000	3,845,718
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500		01/15/21	GBP	1,500	2,098,539
Sr. Sec’d. Notes, RegS	6.000		04/15/21	GBP	731	956,076
Viridian Group FundCo II Ltd., Sr. Sec’d. Notes, RegS	7.500		03/01/20	EUR	2,750	3,162,196
Voyage Care Bondco PLC, Sr. Sec’d. Notes, RegS(c)	6.500		08/01/18	GBP	2,030	2,593,076
William Hill PLC, Gtd. Notes, RegS(c)	4.250		06/05/20	GBP	2,500	3,251,532

						50,688,768

TOTAL FOREIGN BONDS (cost $326,208,040)						318,389,342

				Shares

COMMON STOCK 0.1%

Oil, Gas & Consumable Fuels
Pacific Exploration and Production Corp. (Colombia)* (cost $878,862)					22,038	881,873

TOTAL LONG-TERM INVESTMENTS (cost $950,001,681)						942,219,791

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	25

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 1.7%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(f) (cost $11,410,854)(Note 3)	11,410,854	$11,410,854

TOTAL INVESTMENTS 140.5% (cost $961,412,535)(Note 5)		953,630,645
Liabilities in excess of other assets(g) (40.5)%		(274,903,460)

NET ASSETS 100.0%		$678,727,185

The	following abbreviations are used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REITs—Real Estate Investment Trust

RSP—Risparimo (Savings Shares)

EUR—Euro

GBP—British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,792,026 and 0.6% of net assets.
(c)	Represents security, or portion thereof, with an aggregate value of $589,601,883 segregated as collateral for amount of $285,000,000 borrowed and outstanding as of January 31, 2017.
(d)	Indicates a security or securities that have been deemed illiquid; the aggregate value of $97,106,254 is approximately 14.3% of net assets.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $7,263,608. The aggregate value, $5,950,962, is approximately 0.9% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at January 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 02/02/17	Goldman Sachs & Co.	GBP	35,979	$45,253,088	$45,261,365	$8,277
Expiring 02/02/17	JPMorgan Chase	GBP	6,919	8,417,818	8,703,633	285,815
Expiring 02/02/17	Morgan Stanley	GBP	398	480,349	500,913	20,564
Euro,
Expiring 02/02/17	Bank of America	EUR	14,710	15,719,180	15,879,602	160,422
Expiring 02/02/17	Barclays Capital Group	EUR	14,710	15,709,059	15,879,602	170,543
Expiring 02/02/17	Barclays Capital Group	EUR	1,011	1,075,951	1,091,339	15,388
Expiring 02/02/17	Citigroup Global Markets	EUR	14,710	15,710,942	15,879,602	168,660
Expiring 02/02/17	Citigroup Global Markets	EUR	1,487	1,584,013	1,605,552	21,539
Expiring 02/02/17	Goldman Sachs & Co.	EUR	14,710	15,709,499	15,879,602	170,103
Expiring 02/02/17	Hong Kong & Shanghai Bank	EUR	14,710	15,720,828	15,879,602	158,774
Expiring 02/02/17	JPMorgan Chase	EUR	14,710	15,726,903	15,879,602	152,699
Expiring 02/02/17	Morgan Stanley	EUR	14,710	15,724,476	15,879,602	155,126
Expiring 02/02/17	Morgan Stanley	EUR	6,528	6,881,000	7,047,292	166,292
Expiring 02/02/17	Morgan Stanley	EUR	625	661,957	675,094	13,137
Expiring 02/02/17	UBS AG	EUR	14,710	15,719,916	15,879,602	159,686

				$190,094,979	$191,922,004	$1,827,025

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 02/02/17	Citigroup Global Markets	GBP	872	$1,078,024	$1,096,615	$(18,591)
Expiring 02/02/17	Goldman Sachs & Co.	GBP	38,745	48,183,512	48,741,208	(557,696)
Expiring 02/02/17	Morgan Stanley	GBP	3,679	4,598,840	4,628,087	(29,247)
Expiring 03/02/17	Goldman Sachs & Co.	GBP	35,979	45,279,748	45,283,012	(3,264)
Expiring 03/02/17	JPMorgan Chase	GBP	450	566,727	566,373	354
Euro,
Expiring 02/02/17	Bank of America	EUR	15,805	16,811,409	17,061,532	(250,123)
Expiring 02/02/17	Barclays Capital Group	EUR	15,805	16,831,955	17,061,531	(229,576)
Expiring 02/02/17	Citigroup Global Markets	EUR	15,805	16,787,606	17,061,531	(273,925)
Expiring 02/02/17	Citigroup Global Markets	EUR	893	943,271	963,843	(20,572)
Expiring 02/02/17	Goldman Sachs & Co.	EUR	15,805	16,793,154	17,061,531	(268,377)
Expiring 02/02/17	Hong Kong & Shanghai Bank	EUR	15,805	16,828,320	17,061,531	(233,211)
Expiring 02/02/17	JPMorgan Chase	EUR	15,805	16,798,527	17,061,531	(263,004)
Expiring 02/02/17	Morgan Stanley	EUR	15,805	16,799,871	17,061,531	(261,660)
Expiring 02/02/17	UBS AG	EUR	15,805	16,829,426	17,061,531	(232,105)

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	27

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Forward foreign currency exchange contracts outstanding at January 31, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Euro, (cont’d)
Expiring 03/02/17	Bank of America	EUR	14,710	$15,736,612	$15,895,904	$(159,292)
Expiring 03/02/17	Barclays Capital Group	EUR	14,710	15,727,359	15,895,904	(168,545)
Expiring 03/02/17	Citigroup Global Markets	EUR	14,710	15,729,257	15,895,904	(166,647)
Expiring 03/02/17	Goldman Sachs & Co.	EUR	14,710	15,728,034	15,895,904	(167,870)
Expiring 03/02/17	Hong Kong & Shanghai Bank	EUR	14,710	15,738,774	15,895,904	(157,130)
Expiring 03/02/17	JPMorgan Chase	EUR	14,710	15,745,217	15,895,904	(150,687)
Expiring 03/02/17	Morgan Stanley	EUR	14,710	15,742,717	15,895,904	(153,187)
Expiring 03/02/17	UBS AG	EUR	14,710	15,738,524	15,895,904	(157,380)

				$361,016,884	$364,938,619	(3,921,735)

						$(2,094,710)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$59,204,318	$3,792,026
Corporate Bonds	—	559,952,232	—
Foreign Bonds
Argentina	—	10,716,674	—
Australia	—	6,759,856	—
Barbados	—	5,896,875	—
Brazil	—	25,823,725	—
Canada	—	44,440,045	—
Dominican Republic	—	1,545,500	—
France	—	22,672,029	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Foreign Bonds (continued)
Germany	$—	$19,436,641	$—
India	—	1,418,625	—
Indonesia	—	1,313,650	—
Ireland	—	8,268,019	—
Italy	—	15,772,681	—
Jamaica	—	2,124,133	—
Lebanon	—	3,284,925	—
Luxembourg	—	25,264,504	—
Macau	—	1,556,461	—
Mexico	—	11,242,737	—
Netherlands	—	19,386,334	—
New Zealand	—	2,840,611	—
Norway	—	4,795,362	—
Poland	—	2,789,901	—
Russia	—	20,431,080	—
Spain	—	6,847,487	—
Sweden	—	588,044	—
Turkey	—	2,484,675	—
United Kingdom	—	50,688,768	—
Common Stock
Oil, Gas & Consumable Fuels	881,873	—	—
Affiliated Mutual Fund	11,410,854	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(2,094,710)	—

Total	$12,292,727	$935,451,182	$3,792,026

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Telecommunications	11.8%
Media	9.5
Healthcare-Services	9.3
Home Builders	8.7
Entertainment	7.7
Mining	6.4
Electric	6.2%
Oil & Gas	5.8
Foods	5.3
Retail	5.3
Lodging	5.1
Packaging & Containers	4.9

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	29

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Chemicals	3.8%
Diversified Financial Services	3.7
Building Materials	3.6
Auto Parts & Equipment	3.3
Commercial Services	3.1
Software	2.8
Pharmaceuticals	1.9
Iron/Steel	1.9
Machinery-Diversified	1.9
Sovereign Bonds	1.8
Semiconductors	1.7
Affiliated Mutual Fund	1.7
Pipelines	1.7
Media & Entertainment	1.5
Airlines	1.4
Technology	1.4
Real Estate	1.3
Real Estate Investment Trusts (REITs)	1.2
Packaging	1.0
Computers	1.0
Forest Products & Paper	0.9
Other Industry	0.9
Leisure Time	0.8
Environmental Control	0.7
Miscellaneous Manufacturing	0.7
Beverages	0.7
Healthcare-Products	0.7
Electronics	0.7
Distribution/Wholesale	0.6%
Consumer	0.5
Building Materials & Construction	0.5
Auto Manufacturers	0.5
Banks	0.5
Aerospace & Defense	0.4
Cable & Satellite	0.4
Textiles	0.4
Transportation	0.4
Consumer Finance	0.4
Oil & Gas Services	0.3
Food	0.3
Holding Companies—Diversified	0.3
Gas	0.2
Biotechnology	0.2
Construction Machinery	0.1
Engineering & Construction	0.1
Gaming	0.1
Hand/Machine Tools	0.1
Oil, Gas & Consumable Fuels	0.1
Metal Fabricate & Hardware	0.1
Consumer Services	0.1
Coal	0.1

140.5
Liabilities in excess of other assets	(40.5)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$1,827,379	Unrealized depreciation on OTC forward foreign currency exchange contracts	$3,922,089

See Notes to Financial Statements.

30

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(1)
Foreign exchange contracts	$9,263,076

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(2)
Foreign exchange contracts	$311,720

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations

For the six months ended January 31, 2017, the Fund’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts—Purchased(1)	Forward Foreign Currency Exchange Contracts—Sold(1)
$185,725,978	$364,294,258

(1)	Value at Settlement Date.

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	31

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

OTC Derivatives—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Bank of America	$160,422	$(160,422)	$—	$—
Barclays Capital Group	185,931	(185,931)	—	—
Citigroup Global Markets	190,199	(190,199)	—	—
Goldman Sachs & Co.	178,380	(178,380)	—	—
Hong Kong & Shanghai Bank	158,774	(158,774)	—	—
JPMorgan Chase	438,868	(413,691)	—	25,177
Morgan Stanley	355,119	(355,119)	—	—
UBS AG	159,686	(159,686)	—	—

	$1,827,379

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Bank of America	$(409,415)	$160,422	$—	$(248,993)
Barclays Capital Group	(398,121)	185,931	—	(212,190)
Citigroup Global Markets	(479,735)	190,199	—	(289,536)
Goldman Sachs & Co.	(997,207)	178,380	600,000	(218,827)
Hong Kong & Shanghai Bank	(390,341)	158,774	—	(231,567)
JPMorgan Chase	(413,691)	413,691	—	—
Morgan Stanley	(444,094)	355,119	—	(88,975)
UBS AG	(389,485)	159,686	—	(229,799)

	$(3,922,089)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

See Notes to Financial Statements.

32

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $950,001,681)	$942,219,791
Affiliated investments (cost $11,410,854)	11,410,854
Cash	172,015
Foreign currency, at value (cost $1,205,177)	1,220,945
Dividends and interest receivable	15,766,313
Receivable for investments sold	8,594,630
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,827,379
Cash segregated for counterparty—OTC	600,000
Prepaid expenses	4,482

Total Assets	981,816,409

Liabilities
Loan payable (Note 7)	285,000,000
Payable for investments purchased	12,560,707
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,922,089
Management fee payable	693,356
Accrued expenses and other liabilities	487,592
Loan interest payable (Note 7)	385,307
Deferred directors’ fees	40,173

Total Liabilities	303,089,224

Net Assets	$678,727,185

Net assets were comprised of:
Common stock, at par	$40,924
Paid-in capital in excess of par	780,139,798

780,180,722
Undistributed net investment income	5,001,221
Accumulated net realized loss on investment and foreign currency transactions	(96,603,432)
Net unrealized depreciation on investments and foreign currencies	(9,851,326)

Net assets, January 31, 2017	$678,727,185

Net asset value and redemption price per share ($678,727,185 ÷ 40,923,879 shares of common stock issued and outstanding)	$16.59

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	33

Statement of Operations (unaudited)

Six Months Ended January 31, 2017

Net Investment Income (Loss)
Income
Interest income	$26,795,021
Affiliated dividend income	40,728

Total income	26,835,749

Expenses
Management fee	4,126,965
Loan interest expense	1,952,327
Excise tax expenses	306,000
Custodian and accounting fees	62,000
Legal fees and expenses	44,000
Shareholders’ reports	42,000
Audit fee	23,000
Registration fees	21,000
Directors’ fees	16,000
Transfer agent’s fees and expenses	10,000
Insurance expenses	4,000
Miscellaneous	6,509

Total expenses	6,613,801

Net investment income (loss)	20,221,948

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(13,088,759)
Foreign currency transactions	9,140,572

(3,948,187)

Net change in unrealized appreciation (depreciation) on:
Investments	8,496,308
Foreign currencies	364,931

8,861,239

Net gain (loss) on investment and foreign currency transactions	4,913,052

Net Increase (Decrease) In Net Assets Resulting From Operations	$25,135,000

See Notes to Financial Statements.

34

Statement of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,221,948	$42,017,392
Net realized gain (loss) on investment and foreign currency transactions	(3,948,187)	(22,094,872)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,861,239	14,677,361

Net increase (decrease) in net assets resulting from operations	25,135,000	34,599,881

Dividends from net investment income (Note 1)	(24,963,566)	(54,633,378)

Total increase (decrease)	171,434	(20,033,497)

Net Assets:
Beginning of period	678,555,751	698,589,248

End of period(a)	$678,727,185	$678,555,751

(a) Includes undistributed net investment income of:	$5,001,221	$9,742,839

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	35

Statement of Cash Flows (unaudited)

For the Six Months Ended January 31, 2017

Increase (Decrease) in Cash
Cash flows from operating activities:
Interest and dividends paid (excluding discount and premium amortization of $(3,548,702))	$30,624,984
Operating expenses paid	(4,329,660)
Loan interest paid	(1,872,879)
Purchases of long-term portfolio investments	(286,189,113)
Proceeds from disposition of long-term portfolio investments	287,758,824
Net purchases and sales of short-term investments	(7,072,247)
Increase in receivable for investments sold	(5,197,856)
Decrease in payable for investments purchased	(2,261,918)
Increase in cash segregated for counterparty—OTC	(340,000)
Net cash received for foreign currency transactions	9,505,503
Effect of exchange rate changes	(311,720)
Increase in prepaid expenses	(4,482)

Net cash provided from operating activities	20,309,436

Cash flows from financing activities:
Cash dividends paid	(24,963,566)
Increase in borrowing	5,000,000

Net cash used in financing activities	(19,963,566)

Net increase /(decrease) in cash	345,870
Cash at beginning of period, including foreign currency	1,047,090

Cash at end of period, including foreign currency	1,392,960

Reconciliation of Net Increase in Net Assets to Net Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$25,135,000

Decrease in investments	(1,953,834)
Net realized loss on investment and foreign currency transactions	3,948,187
Increase in net unrealized appreciation on investment and foreign currencies	(8,861,239)
Net cash received for foreign currency transactions	9,505,503
Effect of exchange rate changes	(311,720)
Decrease in interest and dividends receivable	240,533
Increase in receivable for investments sold	(5,197,856)
Increase in prepaid expenses	(4,482)
Increase in cash segregated for counterparty—OTC	(340,000)
Decrease in payable for investments purchased	(2,261,918)
Increase in loan interest payable	79,448
Increase in accrued expenses and other liabilities	322,004
Increase in management fee payable	4,810
Increase in deferred directors’ fees	5,000

Total adjustments	(4,825,564)

Net cash provided from operating activities	$20,309,436

See Notes to Financial Statements.

36

Notes to Financial Statements (unaudited)

Prudential Global Short Duration High Yield Fund, Inc. (the “Fund”) is a diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was incorporated as a Maryland corporation on July 23, 2012. The Fund’s investment objective is to provide a high level of current income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit

Prudential Global Short Duration High Yield Fund, Inc.	37

Notes to Financial Statements (unaudited) (continued)

ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary

38

course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on investments and foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Prudential Global Short Duration High Yield Fund, Inc.	39

Notes to Financial Statements (unaudited) (continued)

The Fund is party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2017, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

40

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Payment-In-Kind Securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting discounts and amortizing premiums on debt obligations.

Prudential Global Short Duration High Yield Fund, Inc.	41

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Dividends and Distributions: The Fund intends to make a level dividend distribution each month to the holders of Common Stock. The level dividend rate may be modified by the Board from time to time, and will be based upon the past and projected performance and expenses of the Fund. The Fund intends to also make a distribution during or with respect to each calendar year (which may be combined with a regular monthly distribution), which will generally include any net investment income and net realized capital gain for the year not otherwise distributed.

PI has received an order from the Securities and Exchange Commission granting the Fund an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit certain closed-end funds managed by PI to include realized long-term capital gains as a part of their respective regular distributions to the holders of Common Stock more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). The Fund intends to rely on this exemptive order. The Board may, at the request of PI, adopt a managed distribution policy.

Dividends and distributions to stockholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its stockholders. Therefore, no federal income tax provision is required. However, due to timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of the net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid approximately $306,000 of Federal excise taxes attributable to calendar year 2016 in March 2017. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

42

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income (“PFI”) unit. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .85% of the average daily value of the Fund’s investable assets. “Investable assets” refers to the net assets attributable to the outstanding Common Stock of the Fund plus the liquidation preference of any outstanding preferred stock issued by the Fund, the principal amount of any borrowings and the principal on any debt securities issued by the Fund.

PI and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. The Fund may also invest in other affiliated mutual funds. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Fund Securities

The cost of purchases and the proceeds from sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2017, were $286,189,113 and $284,842,593, respectively.

Prudential Global Short Duration High Yield Fund, Inc.	43

Notes to Financial Statements (unaudited) (continued)

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2017 were as follows:

Tax Basis	$973,670,262

Appreciation	12,546,681
Depreciation	(32,586,298)

Net Unrealized Depreciation	$(20,039,617)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2016 of approximately $76,698,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

For the six months ended January 31, 2017, the Fund did not issue any shares of Common Stock in connection with the Fund’s dividend reinvestment plan. There are 1 billion shares of $0.001 par value Common Stock authorized. As of January 31, 2017, Prudential owned 7,554 shares of Common Stock of the Fund.

Note 7. Borrowings and Re-hypothecation

The Fund currently is a party to a committed credit facility (the credit facility) with a financial institution. The credit facility provides for a maximum commitment of $300 million or 50% of the net asset value based on the most recent fiscal year end. Interest on any borrowings under the credit facility is payable at the negotiated rates. The Fund’s obligations under the credit facility are secured by the assets of the Fund segregated for the purpose of securing the amount borrowed. The purpose of the credit facility is to provide the Fund with portfolio leverage and to meet its general cash flow requirements.

44

During the six months ended January 31, 2017, the Fund utilized the credit facility and had an average daily outstanding loan balance of $283,967,391 during the 184 day period that the facility was utilized, at an average interest rate of 1.36%. The maximum amount of loan outstanding during the period was $290,000,000. There was a balance of $285,000,000 outstanding at January 31, 2017.

Re-hypothecation: The Board recently approved an amendment to the credit facility, whereby the credit facility agreement permits, subject to certain conditions, the financial institution to re-hypothecate, up to the amount outstanding under the facility, portfolio securities segregated by the Fund as collateral. The Fund continues to receive interest on re-hypothecated securities. The Fund also has the right under the agreement to recall the re-hypothecated securities from financial institution on demand. If the financial institution fails to deliver the recalled security in a timely manner, the Fund will be compensated by the financial institution for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by financial institution, the Fund, upon notice to the financial institution, may reduce the loan balance outstanding by the value of the recalled security failed to be returned plus accrued interest. The Fund will receive a portion of the fees earned by the financial institution in connection with the re-hypothecation of portfolio securities. Such earnings are disclosed in the statement of operations under Other Income. As of January 31, 2017, there were no earnings to be disclosed.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential Global Short Duration High Yield Fund, Inc.	45

Notes to Financial Statements (unaudited) (continued)

Note 9. Subsequent Event

Dividends and Distributions: On February 28, 2017 the Fund declared monthly dividends of $0.1000 per share payable on March 31, 2017, April 28, 2017, and May 31, 2017, respectively, to shareholders of record on March 17, 2017, April 14, 2017, and May 12, 2017, respectively. The ex-dates are March 15, 2017, April 12, 2017, and May 10, 2017, respectively.

46

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,						December 26, 2012(a) through July 31,
	2017		2016		2015		2014		2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.58		$17.07		$18.45		$18.70		$19.10	*
Income (loss) from investment operations:
Net investment income (loss)	.49		1.03		1.15		1.23		.64
Net realized and unrealized gain (loss) on investment transactions	.13		(.18)		(.78)		.02		(.26)
Total from investment operations	.62		.85		.37		1.25		.38
Less Dividends:
Dividends from net investment income	(.61)		(1.34)		(1.75)		(1.50)		(.75)
Fund share transactions:
Common stock offering costs reimbursed (charged) to paid-in capital in excess of par	-		-		-		-	(h)	(.04)
Accretion to net asset value from the exercise of the underwriters over-allotment option (Note 6)	-		-		-		-		.01
Total of share transactions	-		-		-		-		(.03)
Net asset value, end of period	$16.59		$16.58		$17.07		$18.45		$18.70
Market price, end of period	$15.09		$15.38		$14.70		$16.94		$17.18
Total Investment Return(c)	2.19%		14.69%		(3.28)%		7.39%		(10.52)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$678,727		$678,556		$698,589		$755,151		$765,475
Average net assets (000)	$679,251		$669,729		$720,504		$769,943		$761,359
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.93%	(e)(f)	1.74%	(e)	1.61%	(e)	1.60%	(e)	1.40%	(e)(f)
Expenses before waivers and/or expense reimbursement	1.93%	(f)	1.74%	(e)	1.61%	(e)	1.60%	(e)	1.43%	(e)(f)
Net investment income (loss)	5.91%	(f)	6.27%		6.53%		6.56%		5.70%	(f)
Portfolio turnover rate	30%	(g)	59%		62%		65%		34%	(g)
Asset coverage	338%		342%		354%		339%		361%
Total debt outstanding at period-end (000)	$285,000		$280,000		$275,000		$316,000		$293,000

*	Initial public offering price of $20.00 per share less sales load of $0.90 per share.
(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Includes interest expense of 0.57% and a tax expense of 0.05% for the six months ended January 31, 2017, 0.45% and 0.02% year ended July 31, 2016, and interest expense of 0.36% for the year ended July 31, 2015, 0.36% for the year ended July 31, 2014 and 0.25% for the period ended July 31, 2013.
(f)	Annualized.
(g)	Not annualized.
(h)	Less than $.005 per share.

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	47

Other Information (unaudited)

Dividend Reinvestment Plan. Unless a holder of Common Stock elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on Common Stock will be automatically reinvested by the Plan Administrator pursuant to the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Stock. The holders of Common Stock who elect not to participate in the Plan will receive all dividends and other distributions (together, a “Dividend”) in cash paid by check mailed directly to the stockholder of record (or, if the Common Stock is held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the Dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared Dividend. Such notice will be effective with respect to a particular Dividend. Some brokers may automatically elect to receive cash on behalf of the holders of Common Stock and may re-invest that cash in additional Common Stock.

The Plan Administrator will open an account for each common stockholder under the Plan in the same name in which such common stockholder’s Common Stock is registered. Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Stock. The Common Stock will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Stock from the Fund (“Newly Issued Common Stock”) or (ii) by purchase of outstanding Common Stock on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price of the Common Stock plus per share fees (as defined below) is equal to or greater than the NAV per share of Common Stock (such condition being referred to as “market premium”), the Plan Administrator will invest the Dividend amount in Newly Issued Common Stock on behalf of the participants. The number of Newly Issued Common Stock to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per share of Common Stock on the payment date, provided that, if the NAV per share of Common Stock is less than or equal to 95% of the closing market price per share of Common Stock on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Stock on the payment date. If, on the payment date for any Dividend, the NAV per share of Common Stock is greater than the closing market value per share of Common Stock plus per share fees (such condition being referred to as “market discount”), the Plan Administrator will invest the Dividend amount in shares of Common Stock acquired on behalf of the participants in Open-Market Purchases.

48	Visit our website at prudentialfunds.com

“Per share fees” include any applicable brokerage commissions the Plan Administrator is required to pay.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Stock trades on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Stock acquired in Open-Market Purchases on behalf of participants. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per share of Common Stock exceeds the NAV per share of Common Stock, the average per share purchase price paid by the Plan Administrator for Common Stock may exceed the NAV per share of the Common Stock, resulting in the acquisition of fewer shares of Common Stock than if the Dividend had been paid in Newly Issued Common Stock on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Stock at the NAV per share of Common Stock at the close of business on the Last Purchase Date, provided that, if the NAV is less than or equal to 95% of the then current market price per share of Common Stock, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by stockholders for tax records. Common Stock in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each stockholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of the holders of Common Stock such as banks, brokers or nominees that hold shares of Common Stock for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the record stockholder’s name and held for the account of beneficial owners who participate in the Plan.

The Plan Administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Fund. If a participant elects by written, Internet or telephonic notice to the Plan Administrator to have the Plan Administrator sell part or all of the shares held by the

Prudential Global Short Duration High Yield Fund, Inc.	49

Other Information (continued)

Plan Administrator in the participant’s account and remit the proceeds to the participant, the Plan Administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share fee. If a participant elects to sell his or her shares of Common Stock, the Plan Administrator will process all sale instructions received no later than five business days after the date on which the order is received by the Plan Administrator, assuming the relevant markets are open and sufficient market liquidity exists (and except where deferral is required under applicable federal or state laws or regulations). Such sale will be made through the Plan Administrator’s broker on the relevant market and the sale price will not be determined until such time as the broker completes the sale. In every case the price to the participant shall be the weighted average sale price obtained by the Plan Administrator’s broker net of fees for each aggregate order placed by the participant and executed by the broker. To maximize cost savings, the Plan Administrator will seek to sell shares in round lot transactions. For this purpose the Plan Administrator may combine a participant’s shares with those of other selling participants.

There will be no brokerage charges with respect to shares of Common Stock issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. Each participant will be charged a per share fee (currently $0.05 per share) on all Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See “Tax Matters.” Participants that request a sale of Common Stock through the Plan Administrator are subject to brokerage commissions.

Each participant may terminate the participant’s account under the Plan by so notifying the Plan Administrator via the Plan Administrator’s website at www.computershare.com/investor, by filling out the transaction request form located at the bottom of the participant’s Statement and sending it to the Plan Administrator or by calling the Plan Administrator. Such termination will be effective immediately if the participant’s notice is received by the Plan Administrator prior to any dividend or distribution record date. Upon any withdrawal or termination, the Plan Administrator will cause to be delivered to each terminating participant a statement of holdings for the appropriate number of the Fund’s whole book-entry shares of Common Stock and a check for the cash adjustment of any fractional share at the market value of the Fund’s shares of Common Stock as of the close of business on the date the termination is effective less any applicable fees. In the event a participant’s notice of termination is on or after a record date (but before payment date) for an account whose dividends are reinvested, the Plan Administrator, in its sole discretion, may either distribute such dividends in cash or reinvest them in shares of Common Stock on behalf of the terminating participant. In the event reinvestment is made, the Plan Administrator will process the termination as soon as practicable, but in no event later than five business days after the reinvestment is completed. The Plan may be terminated by the Fund upon

50	Visit our website at prudentialfunds.com

notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078 or by calling (toll free) 800-451-6788.

Prudential Global Short Duration High Yield Fund, Inc.	51

Supplemental Proxy Information (unaudited)

An Annual Meeting of Stockholders was held on March 10, 2017. At such meeting the stockholders elected the following Class II Directors:

Approval of Directors

Class II	Affirmative Votes Cast	Shares Against/Withheld
Kevin J. Bannon	34,903,897	647,112
Keith F. Hartstein	34,910,882	640,127
Stephen G. Stoneburn	34,854,342	696,667
Grace C. Torres	34,863,621	687,388

52	Visit our website at prudentialfunds.com

Privacy Notice

Prudential values your business and your trust. We respect the privacy of your personal information and take our responsibility to protect it seriously. This privacy notice is provided on behalf of the Prudential companies listed at the end of this notice (Prudential), and applies to our current and former customers. This notice describes how we treat the information we receive about you, including the ways in which we will share your personal information within Prudential and your right to opt out of such sharing.

Protecting Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. The people who are authorized to have access to your personal information need it to do their jobs, and we require them to keep that information secure and confidential.

Personal Information We Collect

We collect your personal information when you fill out applications and other forms, when you enter personal details on our websites, when you respond to our emails, and when you provide us information over the telephone. We also collect personal information that others give us about you. This information includes, for example:

•	name
•	address, email address, telephone number, and other contact information
•	income and financial information
•	Social Security number
•	transaction history
•	medical information for insurance applications
•	consumer reports from consumer reporting agencies
•	participant information from organizations that purchase products or services from us for the benefit of their members or employees

Using Your Information

We use your personal information for various business purposes, including:

•	normal everyday business purposes, such as providing services to you and administrating your account or policy
•	business research and analysis
•	marketing products and services of Prudential and other companies in which you may be interested
•	as required by law

Sharing Your Information

We may share your personal information, including information about your transactions and experiences, among Prudential companies and with other non-Prudential companies who perform services for us or on our behalf, for our everyday business purposes, such as providing services to you and administering your account or policy. We may also share your personal information with another financial institution if you agree that your account or policy can be transferred to that financial company.

We may share your personal information among Prudential companies so that the Prudential companies can market their products and services to you. We may also share consumer report information among Prudential companies which may include information about you from credit reports and certain information that we receive from you and from consumer reporting agencies or other third parties. You can limit this sharing by following the instructions described in this notice. For those customers who have one of our products through a plan sponsored by an employer or other organization, we will share your personal information in a manner consistent with the terms of the plan agreement or consistent with our agreement with you.

We may also share your personal information as permitted or required by law, including, for example, to law enforcement officials and regulators, in response to subpoenas, and to prevent fraud.

Unless you agree otherwise, we do not share your personal information with non-Prudential companies for them to market their products or services to you. We may tell you about a product or service that other companies offer and, if you respond, that company will know that we selected you to receive the information.

Limiting Our Sharing—Opt Out/Privacy Choice

You may tell us not to share your personal information among Prudential companies for marketing purposes, and not to share consumer report information among Prudential companies, by “opting out” of such sharing. To limit our sharing for these purposes:

•	visit us online at: www.prudential.com/privacyoptout
•	call us at: 1-877-248-4019

If you previously told us in 2016 not to share your personal information among Prudential companies for marketing purposes, or not to share your consumer report information among Prudential companies, you do not need to tell us not to share your information again.

You are not able to limit our ability to share your personal information among Prudential companies and with other non-Prudential companies for servicing and administration purposes.

Questions

If you have any questions about how we protect, use, and share your personal information or about this privacy notice, please call us. The toll-free number is 1-877-248-4019.

We reserve the right to modify this notice at any time. This notice is also available anytime at www.prudential.com.

This notice is being provided to customers and former customers of the Prudential companies listed below.

Insurance Companies and Insurance Company Separate Accounts

The Prudential Insurance Company of America; Prudential Annuities Life Assurance Corporation; Pruco Life Insurance Company; Pruco Life Insurance Company of New Jersey; Prudential Retirement Insurance and Annuity Company (PRIAC); CG Variable Annuity Account I & II (Connecticut General); Pruco Insurance Company of Iowa; All insurance company separate accounts that include the following names: Prudential, Pruco, or PRIAC

Insurance Agencies

Prudential Insurance Agency, LLC; Mullin TBG Insurance Agency Services, LLC

Broker-Dealers and Registered Investment Advisers

AST Investment Services, Inc.; Prudential Annuities Distributors, Inc.; Global Portfolio Strategies, Inc.; Pruco Securities, LLC; Prudential Investment Management, Inc.; Prudential Investment Management Services LLC; Prudential Investments LLC; Prudential Private Placement Investors, L.P.

Bank and Trust Companies

Prudential Bank & Trust, FSB; Prudential Trust Company

Investment Companies and Other Investment Vehicles

Prudential Investments Mutual Funds; Prudential Capital Partners, L.P.; The Target Portfolio Trust; Advanced Series Trust; Private Placement Trust Investors, LLC; All funds that include the following names: Prudential, PCP, PGIM, or PCEP

Vermont Residents: We will not share information about your creditworthiness among Prudential companies, other than as permitted by Vermont law, unless you authorize us to make those disclosures.

Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Ed. 1/2017

∎ MAIL	∎ MAIL (OVERNIGHT)	∎ TELEPHONE
Computershare P.O. Box 30170 College Station, TX 77842-3170	Computershare 211 Quality Circle Suite 210 College Station, TX 77845	(800) 451-6788
∎ WEBSITE
www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 451-6788 or by visiting the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Computershare Trust Company, N.A.	PO Box 30170 College Station, TX 77842-3170

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sidley Austin LLP	787 Seventh Avenue New York, NY 10019

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Short Duration High Yield Fund, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

CERTIFICATIONS
The Fund’s Chief Executive Officer has submitted to the NYSE the required annual certifications and the Fund has also included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act, on the Fund’s Form N-CSR filed with the Commission, for the period of this report.

This report is transmitted to shareholders of the Fund for their information. This is not a prospectus, circular, or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

An investor should consider the investment objective, risks, charges, and expenses of the Fund carefully before investing.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

NYSE	GHY
CUSIP	74433A109

PICE1001E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Short Duration High Yield Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 22, 2017